Convertible Redeemable Preferred Shares - Schedule of Convertible Redeemable Preferred Shares (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Series Angel Convertible Redeemable Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Balance as of beginning	$ 3,560,518
Balance as of ending		$ 3,560,518
Series Angel Convertible Redeemable Preferred Shares [Member] | Convertible Redeemable Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Balance as of beginning	3,560,518	3,568,326	$ 3,863,036
Proceeds from Series A Convertible Redeemable Preferred Shares
Conversion into ordinary shares of the Company upon consummation of the Business Combination	(3,607,730)
Conversion of convertible debt to Series A Convertible Redeemable Preferred Shares
Proceeds from Series Pre-A Convertible Redeemable Preferred Shares
Issuance of convertible redeemable preferred shares
Receivable of Series A convertible redeemable preferred shares
Accretion to redemption value of convertible redeemable preferred shares
Issuance costs
Foreign exchange adjustment	47,212	(7,808)	(294,710)
Balance as of ending		3,560,518	3,568,326
Series Pre-A Convertible Redeemable Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Balance as of beginning	7,843,461
Balance as of ending		7,843,461
Series Pre-A Convertible Redeemable Preferred Shares [Member] | Convertible Redeemable Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Balance as of beginning	7,843,461	7,860,659	8,432,242
Proceeds from Series A Convertible Redeemable Preferred Shares
Conversion into ordinary shares of the Company upon consummation of the Business Combination	(7,947,463)
Conversion of convertible debt to Series A Convertible Redeemable Preferred Shares
Proceeds from Series Pre-A Convertible Redeemable Preferred Shares			77,634
Issuance of convertible redeemable preferred shares
Receivable of Series A convertible redeemable preferred shares
Accretion to redemption value of convertible redeemable preferred shares
Issuance costs
Foreign exchange adjustment	104,002	(17,198)	(649,217)
Balance as of ending		7,843,461	7,860,659
Series A Convertible Redeemable Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Balance as of beginning	8,811,509
Balance as of ending		8,811,509
Series A Convertible Redeemable Preferred Shares [Member] | Convertible Redeemable Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Balance as of beginning	8,076,013	7,218,706
Proceeds from Series A Convertible Redeemable Preferred Shares		889,816
Conversion into ordinary shares of the Company upon consummation of the Business Combination	(8,183,098)
Conversion of convertible debt to Series A Convertible Redeemable Preferred Shares			716,947
Proceeds from Series Pre-A Convertible Redeemable Preferred Shares
Issuance of convertible redeemable preferred shares			5,293,498
Receivable of Series A convertible redeemable preferred shares			(1,612,125)
Accretion to redemption value of convertible redeemable preferred shares			3,177,059
Issuance costs			(105,371)
Foreign exchange adjustment	107,085	(32,509)	(251,302)
Balance as of ending		8,076,013	7,218,706
Convertible Redeemable Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Balance as of beginning	19,479,992	18,647,691	12,295,278
Proceeds from Series A Convertible Redeemable Preferred Shares		889,816
Conversion into ordinary shares of the Company upon consummation of the Business Combination	(19,738,291)
Conversion of convertible debt to Series A Convertible Redeemable Preferred Shares			716,947
Proceeds from Series Pre-A Convertible Redeemable Preferred Shares			77,634
Issuance of convertible redeemable preferred shares			5,293,498
Receivable of Series A convertible redeemable preferred shares			(1,612,125)
Accretion to redemption value of convertible redeemable preferred shares			3,177,059
Issuance costs			(105,371)
Foreign exchange adjustment	258,299	(57,515)	(1,195,229)
Balance as of ending		$ 19,479,992	$ 18,647,691